SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) $ / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 01, 2016 USD ($)	Mar. 18, 2016 $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Assets
Fixed maturities, at fair value (amortized cost: 2017, $52,406; 2016, $78,104)		$ 12,654,859		$ 13,432,501
Cash and cash equivalents		1,772,012		1,773,328			$ 1,577,097	$ 1,313,468
Other		41,237		35,105
Total assets		22,980,764		21,938,794
Liabilities
Accounts payable, accrued expenses and other		302,021		849,572
Total liabilities		16,235,652		15,250,882
Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)		0		0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)		28,169		28,169
Additional paid-in capital		2,396,530		2,396,530
Accumulated other comprehensive loss		(90,281)		(74,569)
Retained earnings		4,410,694		4,337,782
Total shareholders’ equity attributable to PartnerRe Ltd.		6,745,112		6,687,912			6,900,501
Total liabilities and shareholders’ equity		22,980,764		21,938,794
CondensedFinancialStatementsParentheticals [Abstract]
Fixed maturities, amortized cost		$ 12,480,569		$ 13,386,557
Common shares, par value | $ / shares		$ 0.00000001		$ 0.00000001		$ 1.00
Common shares, shares issued | shares		100,000,000	100,000,000	100,000,000		1
Preferred shares, par value | $ / shares		$ 1		$ 1.00
Number of preferred shares issued | shares		28,169,062	28,169,062	28,169,062
Preferred shares, shares outstanding | shares		28,169,062	28,169,062	28,169,062
Aggregate liquidation value		$ 704,227		$ 704,227	$ 150,000
Common shares held in treasury, shares | shares		0	0	0
Capital efficient notes
Parent Company Guarantee Disclosures [Abstract]
Face amount of debt instrument		$ 63,384
Senior Notes | Notes Issued By Partner Re Finance A LLC [Member]
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company					6.875%
Face amount of debt instrument					$ 250,000
Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company		5.50%	5.50%
Face amount of debt instrument		$ 500,000
2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company		1.25%	1.25%
Face amount of debt instrument | €			€ 750,000
Parent Company [Member]
Assets
Fixed maturities, at fair value (amortized cost: 2017, $52,406; 2016, $78,104)		$ 51,748		$ 77,170
Cash and cash equivalents		26,681		23,150			$ 94,835	$ 371
Investments in subsidiaries		8,991,358		8,558,696
Intercompany loans and balances receivable		1,135,749		700,965
Other		4,246		4,394
Total assets		10,209,782		9,364,375
Liabilities
Intercompany loans and balances payable (1)	[1]	3,435,693		2,652,060
Accounts payable, accrued expenses and other		28,977		24,403
Total liabilities		3,464,670		2,676,463
Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)		0		0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)		28,169		28,169
Additional paid-in capital		2,396,530		2,396,530
Accumulated other comprehensive loss		(90,281)		(74,569)
Retained earnings		4,410,694		4,337,782
Total shareholders’ equity attributable to PartnerRe Ltd.		6,745,112		6,687,912
Total liabilities and shareholders’ equity		10,209,782		9,364,375
CondensedFinancialStatementsParentheticals [Abstract]
Fixed maturities, amortized cost		$ 78,104		$ 254,486
Common shares, par value | $ / shares		$ 1		$ 1
Common shares, shares issued | shares		1	1	87,237,220
Preferred shares, par value | $ / shares		$ 1		$ 1
Number of preferred shares issued | shares		28,169,062	28,169,062	34,150,000
Preferred shares, shares outstanding | shares		28,169,062	28,169,062	34,150,000
Aggregate liquidation value		$ 704,227		$ 853,750
Common shares held in treasury, shares | shares		0	0	39,303,068
Parent Company [Member] | Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Guarantor Obligations, Current Carrying Value		$ 63,000
Interest rate on obligations guaranteed by the Parent Company		6.44%	6.44%
PartnerRe Finance II [Member]
Parent Company Guarantee Disclosures [Abstract]
Percentage Ownership		100.00%
PartnerRe Finance B [Member]
Parent Company Guarantee Disclosures [Abstract]
Percentage Ownership		100.00%

[1]	The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc., an indirect 100% owned finance subsidiary of the parent, related to the remaining $63 million aggregate principal amount of 6.440% Fixed-to-Floating Rate Junior Subordinated CENts. The parent’s obligations under this guarantee are unsecured and rank junior in priority of payments to the parent’s senior notes.The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B, indirect 100% owned finance subsidiary of the parent, and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of the 5.500% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.